SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
Municipal Bonds and Notes—97.5%
California—89.3%
$250,000 ABAG Finance Authority for
Nonprofit Corps. (Episcopal
Senior Communities), Series
2012 B, Ref. RB	5.000%	07/01/2024	07/01/2022	A	$272,040
5,000 ABAG Finance Authority for
Nonprofit Corps. (Insured
Nonprofit Combined Financing
2), Series 1993, COP	5.800	03/01/2023	12/29/2019	A	5,018
215,000 ABAG Finance Authority for
Nonprofit Corps. (Palo Alto
Garden Apartments, Series 1999
A, RB	5.350	10/01/2029	12/29/2019	A	215,413
405,000 Adelanto (City of), CA
Improvement Agency, Series
1993 B, Ref. RB	5.500	12/01/2023	04/29/2020	A	407,252
625,000 Adelanto (City of), CA Public
Financing Authority, Series 1996
B, RB	6.300	09/01/2028	03/01/2020	A	633,212
3,615,000 Adelanto (City of), CA Public
Utility Authority, Series 2014
A, RB	5.000	07/01/2024	12/29/2019	A	3,623,278
25,000 Adelanto Elementary School
District, Series 2007, COP	4.375	09/01/2036	12/29/2019	A	25,036
1,750,000 Alameda (County of), CA
Corridor Transportation Authority,
Series 2013 A, Ref. RB	5.000	10/01/2029	10/01/2023	A	1,987,370
10,000 Alameda (County of), CA
Redevelopment Agency, Series
2006 A, RB	4.375	08/01/2030	12/29/2019	A	10,013
55,000 Apple Valley (Town of), CA
Redevelopment Agency (VVEDA
Project Area), Series 2007, RB	4.750	06/01/2037	12/29/2019	A	55,122
180,000 Arcadia (City of), CA
Redevelopment Agency (Central
Redevelopment), Series 2001
A, RB	5.125	05/01/2023	12/29/2019	A	180,553
185,000 Association of Bay Area
Governments (California
Redevelopment Agency Pool),
Series 1994 A, RB	6.000	12/15/2024	05/21/2020	A	190,210
200,000 Beaumont (City of), CA Financing
Authority (Improvement Area No.
17B), Series 2011 A, RB	6.375	09/01/2042	09/01/2021	A	215,468
740,000 Beaumont (City of), CA Financing
Authority (Improvement Area No.
19A), Series 2015 B, Ref. RB	5.000	09/01/2025	09/12/2024	B	845,739

1 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
California (Continued)
$655,000 Beaumont (City of), CA Financing
Authority (Improvement Area No.
19C), Series 2013 A, RB	5.000%	09/01/2027	09/01/2023	A	$723,782
80,000 Beaumont (City of), CA Financing
Authority, Series 1994 A, RB	7.000	09/01/2023	12/29/2019	A	80,150
25,000 Bell (City of), CA Community
Redevelopment Agency, Series
2003, Ref. RB	5.625	10/01/2033	12/29/2019	A	25,081
80,000 Blythe (City of), CA Financing
Authority (City Hall & County
Courthouse), Series 1997, RB	5.500	09/01/2027	03/01/2020	A	80,562
100,000 Buena Park (City of), CA
Community Redevelopment
Agency, Series 2008 A, RB	5.250	09/01/2025	09/01/2025		100,000
100,000 Buena Park (City of), CA
Community Redevelopment
Agency, Series 2008 A, RB	5.625	09/01/2033	09/01/2033		100,000
25,000 California (State of) Community
College Financing Authority
(Grossmont-Cuyamaca
Community College District,
Palomar Community College
District & Shasta-Tehama-
Trinity Joint Community College
District), Series 2001 A, RB	5.000	04/01/2021	04/01/2020	A	25,325
680,000 California (State of) Community
College Financing Authority
(Grossmont-Cuyamaca
Community College District,
Palomar Community College
District & Shasta-Tehama-
Trinity Joint Community College
District), Series 2001 A, RB	5.625	04/01/2026	04/01/2020	A	690,050
600,000 California (State of) Community
College Financing Authority
(NCCD - Orange Coast Properties
LLC - Orange Coast College),
Series 2018, RB	5.000	05/01/2033	05/01/2028	A	714,546
1,650,000 California (State of) County
Tobacco Securitization Agency
(Alameda County Tobacco Asset
Securitization Corp. ), Series
2002 , RB	5.750	06/01/2029	12/29/2019	A	1,667,077
4,735,000 California (State of) County
Tobacco Securitization Agency
(Alameda County Tobacco Asset
Securitization Corp. ), Series
2002 , RB	6.000	06/01/2042	12/29/2019	A	4,779,083

2 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
California (Continued)
$5,000 California (State of) County
Tobacco Securitization Agency
(Fresno County Tobacco Funding
Corp. ), Series 2002, RB	5.875% 06/01/2027		12/29/2019	A	$5,005
190,000 California (State of) County
Tobacco Securitization Agency
(Merced County Tobacco Funding
Corp. ), Series 2005 A, Ref. RB	5.000	06/01/2026	12/29/2019	A	190,051
295,000 California (State of) County
Tobacco Securitization Agency
(Stanislaus County Tobacco
Funding Corp. ), Series 2002
A, RB	5.875	06/01/2043	12/29/2019	A	299,009
415,000 California (State of) County
Tobacco Securitization Agency,
Series 2007 B, RB	5.100 [1] 06/01/2028		12/14/2019	A	415,166
4,760,000 California (State of) County
Tobacco Securitization Agency,
Series 2014, Ref. RB	4.000	06/01/2029	12/29/2019	A	4,842,872
335,000 California (State of) Department
of Water Resources, Series 1972,
RB	5.250	07/01/2022	12/29/2019	A	336,092
1,135,000 California (State of) Educational
Facilities Authority (California
College of the Arts), Series
2012 , RB	5.000	06/01/2022	06/01/2022	A	1,244,505
400,000 California (State of) Educational
Facilities Authority (California
College of the Arts), Series
2012 , RB	5.000	06/01/2024	06/01/2022	A	438,592
710,000 California (State of) Educational
Facilities Authority (Loma Linda
University), Series 2017 A, Ref.
RB	5.000	04/01/2030	04/01/2027	A	866,796
95,000 California (State of) Educational
Facilities Authority (Southwestern
University), Series 2003, Ref. RB	5.000	11/01/2023	12/29/2019	A	95,263
1,750,000 California (State of) Health
Facilities Financing Authority
(Cedars-Sinai Medical Center),
Series 2015, Ref. RB	5.000	11/15/2032	11/15/2025	A	2,109,712
1,750,000 California (State of) Health
Facilities Financing Authority (El
Camino Hospital), Series 2015
A, Ref. RB	5.000	02/01/2032	02/01/2025	A	2,051,717
3,000,000 California (State of) Health
Facilities Financing Authority (El
Camino Hospital), Series 2015
A, Ref. RB	5.000	02/01/2033	02/01/2025	A	3,510,600

3 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
California (Continued)
$15,000 California (State of) Health
Facilities Financing Authority
(Gateways Hospital and Mental
Health Center), Series 2011
B, RB	4.300% 12/01/2023		12/29/2019	A	$15,037
10,000 California (State of) Health
Facilities Financing Authority
(Gateways Hospital and Mental
Health Center), Series 2011
B, RB	4.450	12/01/2024	12/29/2019	A	10,025
25,000 California (State of) Health
Facilities Financing Authority
(San Fernando Valley Community
Mental Health Center, Inc. ),
Series 1998 A, RB	5.250	06/01/2023	12/29/2019	A	25,040
6,000,000 California (State of) Health
Facilities Financing Authority
(Stanford Health Care), Series
2017 A, Ref. RB	4.000	11/15/2040	11/15/2027	A	6,796,620
1,000,000 California (State of) Health
Facilities Financing Authority
(Sutter Health), Series 2011 D,
Ref. RB	5.250	08/15/2031	08/15/2021	A	1,069,240
1,800,000 California (State of) Health
Facilities Financing Authority
(Sutter Health), Series 2017 A,
Ref. RB	5.000	11/15/2032	11/15/2027	A	2,259,936
3,000,000 California (State of) Health
Facilities Financing Authority
(Sutter Health), Series 2017 A,
Ref. RB	5.000	11/15/2033	11/15/2027	A	3,761,910
1,500,000 California (State of) Health
Facilities Financing Authority
(Sutter Health), Series 2017 A,
Ref. RB	5.000	11/15/2035	11/15/2027	A	1,861,980
4,490,000 California (State of) Health
Facilities Financing Authority
(Sutter Health), Series 2017 A,
Ref. RB	5.000	11/15/2037	11/15/2027	A	5,510,712
225,000 California (State of) Housing
Finance Agency, Series 2004
C, RB	0.715	2 02/01/2037	12/05/2019	A	225,000
4,983,139 California (State of) Housing
Finance Agency, Series 2019
A-1, RB	4.250	01/15/2035	01/15/2035		5,817,815
1,505,000 California (State of)
Infrastructure & Economic
Development Bank (California
Science Center Phase II), Series
2016 A, Ref. RB	5.000	05/01/2027	11/01/2026	A	1,856,959

4 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
California (Continued)
$775,000 California (State of)
Infrastructure & Economic
Development Bank (California
Science Center Phase II), Series
2016 A, Ref. RB	5.000% 05/01/2028		11/01/2026	A	$952,467
910,000 California (State of)
Infrastructure & Economic
Development Bank (California
Science Center Phase II), Series
2016 A, Ref. RB	5.000	05/01/2029	11/01/2026	A	1,113,794
740,000 California (State of)
Infrastructure & Economic
Development Bank (California
Science Center Phase II), Series
2016 A, Ref. RB	5.000	05/01/2030	11/01/2026	A	900,277
910,000 California (State of)
Infrastructure & Economic
Development Bank (California
Science Center Phase II), Series
2016 A, Ref. RB	5.000	05/01/2031	11/01/2026	A	1,100,690
5,000,000 California (State of)
Infrastructure & Economic
Development Bank (Segerstrom
Center for the Arts), Series 2016,
Ref. RB	5.000	07/01/2026	07/01/2026		6,120,800
335,000 California (State of) Municipal
Finance Authority (Biola
University), Series 2013, RB	5.000	10/01/2029	10/01/2023	A	375,434
465,000 California (State of) Municipal
Finance Authority (Biola
University), Series 2013, RB	5.000	10/01/2030	10/01/2023	A	519,084
10,385,000 California (State of) Municipal
Finance Authority (CHF-Davis
I, LLC - West Village Student
Housing), Series 2018, RB	5.000	05/15/2033	11/15/2028	A	12,865,873
2,500,000 California (State of) Municipal
Finance Authority (CHF-Davis
I, LLC - West Village Student
Housing), Series 2018, RB	5.000	05/15/2037	11/15/2028	A	3,018,850
2,120,000 California (State of) Municipal
Finance Authority (CHF-Riverside
I, LLC - UCR Dundee-Glasgow
Student Housing), Series 2018,
RB	5.000	05/15/2032	11/15/2028	A	2,633,528
2,000,000 California (State of) Municipal
Finance Authority (CHF-Riverside
I, LLC - UCR Dundee-Glasgow
Student Housing), Series 2018,
RB	5.000	05/15/2033	11/15/2028	A	2,477,780

5 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
California (Continued)
$1,260,000 California (State of) Municipal
Finance Authority (CHF-Riverside
I, LLC - UCR Dundee-Glasgow
Student Housing), Series 2018,
RB	5.000% 05/15/2034		11/15/2028	A	$1,556,377
1,900,000 California (State of) Municipal
Finance Authority (CHF-Riverside
I, LLC - UCR Dundee-Glasgow
Student Housing), Series 2018,
RB	5.000	05/15/2036	11/15/2028	A	2,336,183
2,275,000 California (State of) Municipal
Finance Authority (CHF-Riverside
I, LLC - UCR Dundee-Glasgow
Student Housing), Series 2018,
RB	5.000	05/15/2038	11/15/2028	A	2,779,208
3,080,000 California (State of) Municipal
Finance Authority (CHF-Riverside
II, LLC - UCR North District
Phase I Student Housing), Series
2019 , RB	5.000	05/15/2040	11/15/2029	A	3,810,792
3,000,000 California (State of) Municipal
Finance Authority (Community
Medical Centers), Series 2017
A, Ref. RB	5.000	02/01/2028	02/01/2027	A	3,650,670
3,400,000 California (State of) Municipal
Finance Authority (Community
Medical Centers), Series 2017
A, Ref. RB	5.000	02/01/2029	02/01/2027	A	4,112,470
3,500,000 California (State of) Municipal
Finance Authority (Community
Medical Centers), Series 2017
A, Ref. RB	5.000	02/01/2030	02/01/2027	A	4,207,385
2,000,000 California (State of) Municipal
Finance Authority (Community
Medical Centers), Series 2017
A, Ref. RB	5.000	02/01/2031	02/01/2027	A	2,394,520
1,500,000 California (State of) Municipal
Finance Authority (Community
Medical Centers), Series 2017
A, Ref. RB	5.000	02/01/2032	02/01/2027	A	1,791,720
2,155,000 California (State of) Municipal
Finance Authority (Eisenhower
Medical Center), Series 2017 A,
Ref. RB	5.000	07/01/2030	07/01/2027	A	2,580,569
190,000 California (State of) Municipal
Finance Authority (Emerson
College), Series 2011, RB	5.000	01/01/2028	01/01/2022	A	205,916
40,000 California (State of) Municipal
Finance Authority (Emerson
College), Series 2011, RB	5.000	01/01/2028	01/01/2022	A	42,779

6 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
California (Continued)
$8,385,000 California (State of) Municipal
Finance Authority (LINXS APM),
Series 2018 A, RB	5.000% 12/31/2033		06/30/2028	A	$10,108,034
6,500,000 California (State of) Municipal
Finance Authority (LINXS APM),
Series 2018 A, RB	5.000	12/31/2034	06/30/2028	A	7,806,175
2,700,000 California (State of) Municipal
Finance Authority (LINXS APM),
Series 2018, RB	5.000	12/31/2035	06/30/2028	A	3,231,522
440,000 California (State of) Municipal
Finance Authority (NorthBay
Healthcare Group), Series 2015,
RB	5.000	11/01/2030	11/01/2024	A	494,327
1,100,000 California (State of) Municipal
Finance Authority (NorthBay
Healthcare Group), Series 2015,
RB	5.000	11/01/2035	11/01/2024	A	1,222,815
1,000,000 California (State of) Municipal
Finance Authority (NorthBay
Healthcare Group), Series 2017
A, RB	5.000	11/01/2028	11/01/2026	A	1,176,960
750,000 California (State of) Municipal
Finance Authority (NorthBay
Healthcare Group), Series 2017
A, RB	5.250	11/01/2029	11/01/2026	A	889,410
1,580,000 California (State of) Municipal
Finance Authority (San
Bernardino Municipal Water
Department Water Facilities),
Series 2016, Ref. RB	5.000	08/01/2033	08/01/2026	A	1,879,742
1,715,000 California (State of) Municipal
Finance Authority (San
Bernardino Municipal Water
Department Water Facilities),
Series 2016, Ref. RB	5.000	08/01/2035	08/01/2026	A	2,032,464
1,100,000 California (State of) Municipal
Finance Authority (United
Airlines, Inc. ), Series 2019, Ref.
RB	4.000	07/15/2029	07/15/2029		1,249,061
5,000,000 California (State of) Municipal
Finance Authority (Waste
Management Inc. ), Series 2019
A, RB	2.400 [2] 10/01/2044		07/03/2029	A	5,098,550
1,000,000 California (State of) Pollution
Control Finance Authority, Series
2012 , RB	5.000	07/01/2030	07/01/2022	A	1,079,530
1,000,000 California (State of) Pollution
Control Financing Authority
(CalPlant I), Series 2017, RB	7.000	07/01/2022	10/09/2021	B	1,023,300

7 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
California (Continued)
$4,000,000 California (State of) Pollution
Control Financing Authority
(CalPlant I), Series 2017, RB	7.500% 07/01/2032		06/25/2023	A	$4,180,440
6,700,000 California (State of) Pollution
Control Financing Authority
(Republic Services, Inc. ), Series
2017 A-1, Ref. VRD RB	1.450 [2] 11/01/2042		01/15/2020	A	6,698,861
1,500,000 California (State of) Pollution
Control Financing Authority (San
Diego County Water Authority),
Ref. RB	5.000	07/01/2039	01/01/2029	A	1,809,600
1,030,000 California (State of) Pollution
Control Financing Authority
(Southern California Water Co. ),
Series 1996 A, RB	5.500	12/01/2026	12/29/2019	A	1,031,576
250,000 California (State of) Public
Finance Authority (Trinity
Classical Academy), Series 2019
A, RB	5.000	07/01/2036	10/06/2028	A	269,102
15,000 California (State of) Public Works
Board (California Community
Colleges), Series 2004 B, RB	5.125	06/01/2025	12/29/2019	A	15,046
45,000 California (State of) Public Works
Board (California Community
Colleges), Series 2004 B, RB	5.125	06/01/2029	12/29/2019	A	45,135
50,000 California (State of) Public Works
Board (California Community
Colleges), Series 2005 E, RB	5.000	10/01/2024	12/29/2019	A	50,150
5,000 California (State of) Public Works
Board (California Community
Colleges), Series 2007 B, RB	4.250	03/01/2026	12/29/2019	A	5,012
50,000 California (State of) Public Works
Board (California Community
Colleges), Series 2007 B, RB	5.000	03/01/2027	12/29/2019	A	50,147
10,000 California (State of) Public Works
Board (California Highway
Patrol), Series 2000 C, RB	5.250	11/01/2020	12/29/2019	A	10,032
45,000 California (State of) Public
Works Board (Department of
Corrections & Rehabilitation),
Series 2000 A, RB	5.625	10/01/2020	12/29/2019	A	45,155
10,000 California (State of) Public
Works Board (Department of
Corrections & Rehabilitation),
Series 2005 G, RB	4.250	10/01/2021	12/29/2019	A	10,024
2,000,000 California (State of) Public
Works Board (Department of
Corrections & Rehabilitation),
Series 2011 C, RB	5.750	10/01/2031	10/01/2021	A	2,164,880

8 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
California (Continued)
$2,000,000 California (State of) Public Works
Board (Department of Forestry
& Fire Protection), Series 2006
C, RB	5.000% 04/01/2026		12/29/2019	A	$2,005,960
10,000 California (State of) Public Works
Board (Department of Justice),
Series 2000 D, RB	5.250	11/01/2020	12/29/2019	A	10,032
20,000 California (State of) Public Works
Board (Department of Mental
Health), Series 2003 B, RB	5.250	04/01/2023	12/29/2019	A	20,071
5,000 California (State of) Public Works
Board (Department of Mental
Health), Series 2006 I, RB	4.200	11/01/2026	12/29/2019	A	5,011
3,000,000 California (State of) Public
Works Board (Judicial Council of
California), Series 2011 D, RB	5.250	12/01/2026	12/01/2021	A	3,242,580
875,000 California (State of) Public
Works Board (Judicial Council of
California), Series 2013 A, RB	5.000	03/01/2026	03/01/2023	A	979,536
490,000 California (State of) School
Finance Authority (Coastal
Academy), Series 2013 A, RB	5.000	10/01/2022	10/13/2021	B	517,905
1,375,000 California (State of) School
Finance Authority (Escuela
Popular), Series 2017, RB	5.500	07/01/2027	04/09/2024	B	1,416,112
1,705,000 California (State of) School
Finance Authority (HTH
Learning), Series 2017 A, Ref. RB	5.000	07/01/2032	07/01/2027	A	2,010,144
1,265,000 California (State of) School
Finance Authority (Inspire
Charter Schools), Series 2019
B, RN	3.000	07/15/2020	07/15/2020		1,266,278
185,000 California (State of) Statewide
Communities Development
Authority (Alliance for College-
Ready Public Schools - 47th and
Main), Series 2012 A, RB	5.125	07/01/2022	03/24/2021	A	195,454
1,400,000 California (State of) Statewide
Communities Development
Authority (Citrus Valley Health
Partners, Inc. ), Series 1998, VRD
COP	4.300 [2] 04/01/2028		05/15/2026	B	1,400,000
25,000 California (State of) Statewide
Communities Development
Authority (Community Facilities
District No. 2002-1), Series 2002
1, RB	6.350	09/01/2021	12/14/2019	A	25,034

9 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
California (Continued)
$1,000,000 California (State of) Statewide
Communities Development
Authority (Eskaton Properties,
Inc. ), Series 2012, RB	5.250% 11/15/2034		11/15/2022	A	$1,085,480
175,000 California (State of) Statewide
Communities Development
Authority (Front Porch
Communities and Services),
Series 2017 A, Ref. RB	5.000	04/01/2031	04/01/2027	A	210,978
920,000 California (State of) Statewide
Communities Development
Authority (Heritage Park at
Cathedral City Apartments),
Series 2002 NN-1, RB	5.200	06/01/2036	12/28/2019	A	921,730
900,000 California (State of) Statewide
Communities Development
Authority (NCCD—Hooper Street
LLC—California College of the
Arts), Series 2019, RB	5.000	07/01/2029	08/07/2027	B	1,044,036
5,000 California (State of) Statewide
Communities Development
Authority (Pooled Financing
Program), Series 2002 B, RB	5.250	10/01/2027	12/29/2019	A	5,016
2,255,000 California (State of) Statewide
Communities Development
Authority (Second Street Senior
Apartments), Series 2003 TT,
VRD RB	1.130 [2] 12/15/2036		12/06/2019	A	2,255,000
1,800,000 California (State of) Statewide
Communities Development
Authority (Sherman Oaks), Series
1998 A, RB	5.000	08/01/2022	06/16/2021	B	1,864,134
10,000,000 California (State of) Statewide
Communities Development
Authority (Southern California
Edison Co. ), Series 2010 A,
Ref. RB	4.500	09/01/2029	09/01/2020	A	10,249,600
490,000 California (State of) Statewide
Communities Development
Authority (Total Road
Improvement Program), Series
2012 B, COP	5.250	06/01/2023	06/01/2022	A	541,107
515,000 California (State of) Statewide
Communities Development
Authority (Total Road
Improvement Program), Series
2012 B, COP	5.250	06/01/2024	06/01/2022	A	568,442

10 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
California (Continued)
$545,000 California (State of) Statewide
Communities Development
Authority (Total Road
Improvement Program), Series
2012 B, COP	5.250% 06/01/2025		06/01/2022	A	$601,271
575,000 California (State of) Statewide
Communities Development
Authority (Total Road
Improvement Program), Series
2012 B, COP	5.250	06/01/2026	06/01/2022	A	634,070
605,000 California (State of) Statewide
Communities Development
Authority (Total Road
Improvement Program), Series
2012 B, COP	5.250	06/01/2027	06/01/2022	A	666,837
1,000,000 California (State of) Statewide
Communities Development
Authority (University of
California - Irvine East Campus
Apartments), Series 2012, Ref.
RB	5.375	05/15/2038	05/15/2021	A	1,057,720
310,000 California (State of) Statewide
Communities Development
Authority (University of
California, Irvine East Campus
Apartments, CHF-Irvine, LLC),
Series 2012, Ref. RB	5.125	05/15/2031	05/15/2021	A	327,450
1,500,000 California (State of) Statewide
Communities Development
Authority (University of
California, Irvine East Campus
Apartments, CHF-Irvine, LLC),
Series 2016, Ref. RB	5.000	05/15/2030	05/15/2026	A	1,762,935
650,000 California (State of) Statewide
Communities Development
Authority, Series 1998, COP	5.125	04/01/2023	12/29/2019	A	652,301
45,000 California (State of) Statewide
Communities Development
Authority, Series 2003, RB	6.750	09/01/2037	12/14/2019	A	45,058
15,000 California (State of) Statewide
Communities Development
Authority, Series 2005 D, RB	4.250	10/01/2021	12/29/2019	A	15,044
670,000 California (State of) Statewide
Financing Authority (Pooled
Tobacco Securitization Program),
Series 2002 B, RB	5.625	05/01/2029	12/29/2019	A	674,750
1,468,000 California (State of) Statewide
Financing Authority, Series 2002
A, RB	5.625	05/01/2029	12/29/2019	A	1,478,408

11 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

		Effective
Principal Amount	Coupon Maturity	Maturity*	Value
California (Continued)
$3,395,000 California (State of) Statewide
Financing Authority, Series 2002
A, RB	6.000% 05/01/2037	12/29/2019A	$3,417,984
25,000 California (State of), Series 1970
P, GO Bonds	5.000 06/01/2020	12/29/2019A	25,076
25,000 California (State of), Series 1972
S, GO Bonds	5.250 04/01/2021	12/29/2019A	25,080
25,000 California (State of), Series 1992,
GO Bonds	5.000 11/01/2022	05/01/2020A	25,415
80,000 California (State of), Series 1992,
GO Bonds	5.000 11/01/2022	05/01/2020A	81,329
20,000 California (State of), Series 1992,
GO Bonds	5.500 10/01/2022	04/01/2020A	20,295
55,000 California (State of), Series 1992,
GO Bonds	6.000 10/01/2021	04/01/2020A	55,907
230,000 California (State of), Series 1993,
GO Bonds	5.900 04/01/2023	04/01/2020A	233,705
1,465,000 California (State of), Series 1993,
GO Bonds	5.900 04/01/2023	04/01/2020A	1,488,499
5,000 California (State of), Series 1994,
GO Bonds	5.500 03/01/2020	03/01/2020	5,056
85,000 California (State of), Series 1994,
GO Bonds	5.750 03/01/2023	03/01/2020A	85,986
45,000 California (State of), Series 1994,
GO Bonds	6.000 03/01/2024	03/01/2020A	45,550
5,000 California (State of), Series 1994,
GO Bonds	6.000 05/01/2024	05/01/2020A	5,111
90,000 California (State of), Series 1994,
GO Bonds	6.000 08/01/2024	02/01/2020A	90,725
75,000 California (State of), Series 1995,
GO Bonds	5.900 03/01/2025	03/01/2020A	75,895
95,000 California (State of), Series 1996,
GO Bonds	5.250 06/01/2021	06/01/2020A	97,015
110,000 California (State of), Series 1996,
GO Bonds	5.375 06/01/2026	06/01/2020A	112,367
15,000 California (State of), Series 1996,
GO Bonds	5.375 06/01/2026	06/01/2020A	15,323
40,000 California (State of), Series 1996,
Ref. GO Bonds	5.600 09/01/2021	01/26/2020A	40,453
5,000 California (State of), Series 1996,
Ref. GO Bonds	5.600 09/01/2021	03/01/2020A	5,057
10,000 California (State of), Series 1996,
Ref. GO Bonds	5.625 09/01/2024	03/01/2020A	10,113
15,000 California (State of), Series 1997,
GO Bonds	5.000 10/01/2023	12/29/2019A	15,045
30,000 California (State of), Series 1997,
GO Bonds	5.000 10/01/2023	12/29/2019A	30,090
20,000 California (State of), Series 1997,
GO Bonds	5.125 10/01/2027	12/29/2019A	20,061

12 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
California (Continued)
$55,000 California (State of), Series 1997,
GO Bonds	5.625% 10/01/2021		04/01/2020	A	$55,840
235,000 California (State of), Series 1997,
GO Bonds	5.625	10/01/2023	04/01/2020	A	238,560
10,000 California (State of), Series 1997,
GO Bonds	5.625	10/01/2026	04/01/2020	A	10,150
40,000 California (State of), Series 2000,
GO Bonds	5.625	05/01/2026	12/29/2019	A	40,138
5,000 California (State of), Series 2001,
GO Bonds	5.200	11/01/2031	12/29/2019	A	5,016
5,000 California (State of), Series 2002,
GO Bonds	5.000	10/01/2022	12/29/2019	A	5,015
5,000 California (State of), Series 2002,
GO Bonds	5.000	10/01/2028	12/29/2019	A	5,015
4,970,000 California (State of), Series 2011,
Ref. GO Bonds	5.250	09/01/2024	09/01/2021	A	5,332,860
5,000,000 California (State of), Series 2019,
Ref. GO Bonds	4.000	10/01/2039	10/01/2029	A	5,807,650
390,000 California County Tobacco
Securitization Agency (Alameda
County Tobacco Asset
Securitization Corp. ), Series
2002 , RB	5.875	06/01/2035	12/29/2019	A	393,826
5,230,000 California County Tobacco
Securitization Agency (Fresno
County Tobacco Funding Corp. ),
Series 2002, RB	6.000	06/01/2035	12/29/2019	A	5,233,504
2,125,000 California County Tobacco
Securitization Agency (Los
Angeles County Securitization
Corp. ), Series 2006 A, RB	5.250[1] 06/01/2021		12/14/2019	A	2,154,835
40,000 California County Tobacco
Securitization Agency (Los
Angeles County Securitization
Corp. ), Series 2006 A, RB	5.450 [1] 06/01/2028		12/14/2019	A	40,609
75,000 California County Tobacco
Securitization Agency (Sonoma
County Securitization Corp. ),
Series 2005, Ref. RB	5.000	06/01/2026	12/29/2019	A	75,209
3,480,000 California State University, Series
2019 A, RB	4.000	11/01/2041	11/01/2029	A	3,993,578
5,000 Carlsbad (City of), CA
(Assessment District No. 96-1),
Series 1998, RB	5.550	09/02/2028	03/02/2020	A	5,041
15,000 Carlsbad (City of), CA Housing
& Redevelopment Commission,
Series 1993, RB	5.300	09/01/2023	03/01/2020	A	15,035
25,000 Carson (City of), CA (Assessment
District No. 92-1), Series 1992,
RB	7.375	09/02/2022	03/02/2020	A	25,324

13 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
California (Continued)
$5,000 Ceres (City of), CA
Redevelopment Agency
Successor Agency (Project Area
No. 1), Series 2006, Ref. RB	4.250% 11/01/2025		12/29/2019	A	$5,012
5,000 Cerritos (City of), CA Public
Financing Authority, Series 2002
A, RB	4.550	11/01/2024	12/29/2019	A	5,013
5,000,000 Chaffey Community College
District, Series 2019 A, GO Bonds	4.000	06/01/2043	06/01/2028	A	5,609,900
1,230,000 Chino (City of), CA Public
Financing Authority, Series 2015
A, Ref. RB	5.000	09/01/2028	09/01/2025	A	1,476,652
1,280,000 Chino (City of), CA Public
Financing Authority, Series 2015
A, Ref. RB	5.000	09/01/2029	09/01/2025	A	1,530,419
900,000 Chino (City of), CA Public
Financing Authority, Series 2015
A, Ref. RB	5.000	09/01/2030	09/01/2025	A	1,072,242
950,000 Chino (City of), CA Public
Financing Authority, Series 2015
A, Ref. RB	5.000	09/01/2031	09/01/2025	A	1,128,362
5,000,000 Chula Vista (City of), CA (San
Diego Gas & Electric Co. ), Series
2004 B, IDR	5.875	02/15/2034	12/29/2019	A	5,018,700
1,000,000 Chula Vista (City of), CA (San
Diego Gas & Electric Co. ), Series
2004 D, IDR	5.875	01/01/2034	12/29/2019	A	1,003,740
15,000 Colton (City of), CA Public
Financing Authority, Series 2007
A, RB	4.700	04/01/2032	12/29/2019	A	15,039
225,000 Compton (City of), CA, Series
1998, Ref. RB	5.375	09/01/2023	12/29/2019	A	225,754
1,710,000 Compton Community College
District, Series 2012, Ref. GO
Bonds	5.000	07/01/2020	07/01/2020		1,749,604
1,895,000 Compton Community College
District, Series 2012, Ref. GO
Bonds	5.000	07/01/2021	07/01/2021		2,013,968
1,310,000 Compton Community College
District, Series 2012, Ref. GO
Bonds	5.000	07/01/2023	07/01/2022	A	1,438,537
110,000 Cudahy (City of), CACommunity
Development Commission
Successor Agency (City-Wide
Redevelopment), Series 2011
A, RB	7.125	10/01/2020	10/01/2020	A	115,520

14 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
California (Continued)
$130,000 Cudahy (City of), CACommunity
Development Commission
Successor Agency (City-Wide
Redevelopment), Series 2011
A, RB	7.250% 10/01/2021		10/01/2021	A	$144,626
315,000 Cudahy (City of), CACommunity
Development Commission
Successor Agency (City-Wide
Redevelopment), Series 2011
A, RB	7.750	10/01/2027	10/01/2021	A	353,285
35,000 Cudahy (City of), CACommunity
Development Commission
Successor Agency (City-Wide
Redevelopment), Series 2011
B, RB	6.875	10/01/2020	10/01/2020	A	36,711
185,000 Cudahy (City of), CACommunity
Development Commission
Successor Agency (City-Wide
Redevelopment), Series 2011
B, RB	7.000	10/01/2021	10/01/2021	A	205,158
10,000 Cypress (City of), CA (Cypress
Business and Professional Center
Assessment District), Series
1998 , RB	5.700	09/02/2022	12/29/2019	A	10,012
1,000,000 Davis (City of), CA
Redevelopment Successor
Agency, Series 2011 A, RB	6.500	12/01/2026	12/01/2021	A	1,109,810
975,000 Delano Joint Union High School
District, Series 2003 A, Ref. GO
Bonds	5.100	02/01/2023	02/01/2023		1,092,624
200,000 Dinuba City of), CA
Redevelopment Agency, Series
2011 A, Ref. RB	5.750	09/01/2028	07/09/2021	C	213,362
80,000 Downey (City of), CA Community
Development Commission, Series
1997, Ref. RB	5.125	08/01/2020	02/01/2020	A	80,215
50,000 Downey (City of), CA Community
Development Commission, Series
1997, Ref. RB	5.125	08/01/2028	02/01/2020	A	50,156
630,000 El Dorado (County of), CA
(Community Facilities District No.
92-1), Series 2012, Ref. RB	5.000	09/01/2026	09/01/2022	A	690,669
800,000 El Dorado (County of), CA
(Community Facilities District No.
92-1), Series 2012, Ref. RB	5.000	09/01/2027	09/01/2022	A	876,240
1,440,000 El Monte Union High School
District, Series 2019 A, GO Bonds	4.000	06/01/2037	06/01/2027	A	1,620,259
290,000 Fontana (City of), CA
(Community Facilities District No.
80), Series 2017, RB	5.000	09/01/2026	09/01/2026		347,345

15 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
California (Continued)
$175,000 Fontana (City of), CA
(Community Facilities District No.
80), Series 2017, RB	5.000% 09/01/2029		09/01/2027	A	$211,717
675,000 Fresno (City of), CA Joint Powers
Financing Authority (Master
Lease), Series 2017 A, Ref. RB	5.000	04/01/2030	04/01/2027	A	823,027
1,000,000 Fresno (City of), CA Joint Powers
Financing Authority (Master
Lease), Series 2017 A, Ref. RB	5.000	04/01/2031	04/01/2027	A	1,210,900
500,000 Fresno (City of), CA Joint Powers
Financing Authority (Master
Lease), Series 2017 A, Ref. RB	5.000	04/01/2032	04/01/2027	A	604,350
400,000 Galt (City of), CA Redevelopment
Agency, Series 2011, RB	7.375	09/01/2033	09/01/2021	A	441,536
1,850,000 Golden State Tobacco
Securitization Corp. , Series 2017
A-1 , RB	5.000	06/01/2027	06/01/2027		2,225,901
6,560,000 Golden State Tobacco
Securitization Corp. , Series 2017
A-1, Ref. RB	5.000	06/01/2028	06/01/2027	A	7,854,485
2,090,000 Golden State Tobacco
Securitization Corp. , Series 2017
A-1, Ref. RB	5.000	06/01/2029	06/01/2027	A	2,487,560
20,000 Granada Sanitary District, Series
2003 A, RB	6.125	09/02/2022	03/02/2020	A	20,206
5,000 Greenfield Union School District,
Series 2007 A, GO Bonds	4.000	08/01/2021	08/01/2021		5,001
3,220,000 Hawthorne (City of), CA
Community Redevelopment
Agency Successor Agency
(Community Facilities District No.
1999-1), Series 2010, Ref. RB	6.125	10/01/2025	04/01/2020	A	3,264,533
20,000 Huntington Beach (City of), CA
(Community Facilities District
No. 2002-1 - Improvement Area
A - McDonnell Centre Business
Park), Series 2002 A, RB	6.250	09/01/2027	03/01/2020	A	20,270
1,055,000 Huntington Beach (City of), CA
(Community Facilities District No.
2003-1 - Huntington Center),
Series 2013, Ref. RB	5.250	09/01/2025	12/29/2019	A	1,057,659
1,115,000 Huntington Beach (City of), CA
(Community Facilities District No.
2003-1 - Huntington Center),
Series 2013, Ref. RB	5.250	09/01/2026	12/29/2019	A	1,117,810
15,000 Huntington Beach (City of), CA
Redevelopment Agency, Series
1999, Ref. RB	5.000	08/01/2024	12/29/2019	A	15,046

16 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
California (Continued)
$25,000 Huntington Park (City of), CA
Public Financing Authority, Series
2004 A, Ref. RB	5.000% 09/01/2022		12/29/2019	A	$25,073
2,735,000 Imperial (City of), CA Public
Financing Authority (Water
Facility), Series 2012, RB	5.000	10/15/2026	10/15/2022	A	3,005,956
4,500,000 Inland Empire Tobacco
Securitization Corp. , Series 2019,
Ref. RB	3.678	06/01/2038	12/22/2025	B	4,665,870
710,000 Irvine (City of), CA
(Reassessment District No. 13-1),
Series 2013, Bonds	5.000	09/02/2025	09/02/2023	A	806,624
45,000 Kern Valley Healthcare District,
Series 2003, Ref. RB	5.250	08/01/2021	12/29/2019	A	45,143
25,000 La Mesa (City of), CA
(Assessment District No. 98-1),
Series 1998, RB	5.750	09/02/2023	03/02/2020	A	25,185
615,000 Lancaster (City of), CA
Redevelopment Agency
Successor Agency (Lancaster
Public Capital Improvements),
Series 2010, Ref. RB	5.500	12/01/2028	12/01/2020	A	633,567
2,000,000 Lodi (City of), CA Public
Financing Authority, Series 2012,
Ref. RB	5.250	10/01/2026	04/01/2022	A	2,163,460
40,000 Long Beach (City of), CA
(Community Facilities District No.
6), Series 2002, RB	6.250	10/01/2026	12/29/2019	A	40,061
1,435,000 Long Beach (City of), CA Bond
Finance Authority, Series 2007
A, RB	5.250	11/15/2023	11/15/2023		1,632,011
100,000 Long Beach (City of), CA Bond
Finance Authority, Series 2007
A, RB	5.500	11/15/2037	05/23/2037	B	141,121
850,000 Long Beach (City of), CA, Series
2015 , RB	5.000	05/15/2027	05/15/2025	A	969,901
30,000 Long Beach Unified School
District (Election of 2008), Series
2009, GO Bonds	5.750	08/01/2033	12/29/2019	A	30,104
5,000 Los Angeles (City of), CA (FHA
Insured Mortgage Loans -
Section 8 Assisted), Series 1993
1, Ref. RB	6.500	07/01/2022	12/29/2019	A	5,018
25,000 Los Angeles (City of), CA (FHA
Insured Mortgage Loans -
Section 8 Assisted), Series 1993
II-A, Ref. RB	5.350	07/01/2022	12/29/2019	A	25,069

17 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
California (Continued)
$40,000 Los Angeles (City of), CA
Community Facilities District
No. 3 (Cascades Business Park),
Series 1997, RB	6.400% 09/01/2022		03/01/2020	A	$40,209
12,570,000 Los Angeles (City of), CA
Department of Airports (Los
Angeles International Airport),
Series 2018 D, Ref. RB	5.000	05/15/2030	05/15/2029	A	15,886,972
1,000,000 Los Angeles (City of), CA
Department of Airports, Series
2018 B, Ref. RB	5.000	05/15/2034	05/15/2028	A	1,225,810
5,000,000 Los Angeles (City of), CA
Department of Water & Power,
Series 2018 A, Ref. RB	5.000	07/01/2038	01/01/2028	A	6,165,700
455,000 Madera (County of), CA (Valley
Children's Hospital), Series 1995,
COP	5.750	03/15/2028	12/29/2019	A	456,665
830,000 Madera (County of), CA (Valley
Children's Hospital), Series 1998,
COP	5.000	03/15/2023	12/29/2019	A	832,888
325,000 Madera (County of), CA Board of
Education, Series 2011, COP	6.125	10/01/2036	10/01/2021	A	355,586
1,285,000 Manteca Unified School District
(Community Facilities District No.
1989-2), Series 2013 F, RB	5.000	09/01/2027	09/01/2023	A	1,451,716
340,000 Marina (City of), CA
Redevelopment Agency
Successor Agency, Series 2018
A, RB	5.000	09/01/2033	09/01/2025	A	394,250
250,000 Marina (City of), CA
Redevelopment Agency
Successor Agency, Series 2018
B, RB	5.000	09/01/2033	09/01/2025	A	286,102
1,025,000 Marysville (City of), CA (Fremont-
Rideout Health Group (The)),
Series 2011, RB	5.250	01/01/2027	01/01/2021	A	1,072,027
20,000 Maywood (City of), CA
Public Financing Authority
(Infrastructure Refinancing),
Series 2008 A, Ref. RB	7.000	09/01/2028	12/29/2019	A	20,036
240,000 Modesto (City of), CA (Golf
Course Ref. ), Series 1993 B, COP	5.000	11/01/2023	05/27/2022	B	251,177
1,000,000 Monrovia (City of), CA
Redevelopment Agency
Successor Agency (Central
Redevelopment - Project Area
No. 1), Series 2013, Ref. RB	5.000	08/01/2026	08/01/2022	A	1,087,550
2,000,000 Montclair (City of), CA
Redevelopment Agency, Series
2001, Ref. RB	5.300	10/01/2030	12/29/2019	A	2,001,940

18 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
California (Continued)
$470,000 Montebello (City of), CA Public
Financing Authority (Montebello
Hotel), Series 2004 A, Ref. RB	5.000% 12/01/2024		12/29/2019	A	$471,415
1,050,000 Montebello (City of), CA Public
Financing Authority (Montebello
Hotel), Series 2004 A, Ref. RB	5.000	12/01/2028	12/29/2019	A	1,052,814
10,000 Mountain View (City of), CA,
Series 2004 A, RB	4.500	06/01/2026	12/29/2019	A	10,023
40,000 M-S-R Public Power Agency,
Series 1991 E, RB	6.000	07/01/2022	12/31/2019	A	43,287
10,000 Murrieta Valley Unified School
District (Election of 2006), Series
2008, GO Bonds	4.000	09/01/2020	12/29/2019	A	10,022
5,000,000 Northern California Energy
Authority, Series 2018 A, RB	4.000 [2] 07/01/2049		04/01/2024	A	5,479,550
835,000 Northern Inyo County Local
Hospital District, Series 2010, RB	6.375	12/01/2025	12/01/2020	A	857,695
550,000 Oakland Unified School District
(Election of 2006), Series 2012
A, GO Bonds	5.000	08/01/2022	09/29/2021	B	587,317
5,000,000 Oakland Unified School District,
Series 2016, Ref. GO Bonds	5.000	08/01/2030	08/01/2026	A	6,071,200
685,000 Oceanside (City of), CA
(Community Facilities District No.
200-1 - Ocean Ranch Corporate
Centre), Series 2013 A, Ref. RB	5.000	09/01/2026	09/01/2023	A	757,980
745,000 Oceanside (City of), CA
(Community Facilities District No.
200-1 - Ocean Ranch Corporate
Centre), Series 2013 A, Ref. RB	5.000	09/01/2027	09/01/2023	A	822,949
805,000 Oceanside (City of), CA
(Community Facilities District No.
200-1 - Ocean Ranch Corporate
Centre), Series 2013 A, Ref. RB	5.000	09/01/2028	09/01/2023	A	885,122
295,000 Ontario (City of), CA (Assessment
District No. 108), Series 1995, RB	7.500	09/02/2020	03/02/2020	A	299,685
1,495,000 Orange (City of), CA (Community
Facilities District No. 91-2
- Serrano Heights Public
Improvements), Series 2013,
Ref. RB	5.000	10/01/2028	10/01/2022	A	1,637,668
255,000 Oro Grande Elementary School
District, Series 2010, COP	5.625	09/15/2030	09/15/2020	A	262,270
50,000 Oxnard (City of), CA Financing
Authority, Series 2011, Ref. RB	5.300	06/01/2029	06/01/2021	A	53,212
2,000,000 Oxnard (City of), CA Financing
Authority, Series 2014, Ref. RB	5.000	06/01/2029	06/01/2024	A	2,326,000
845,000 Oxnard (City of), CA Harbor
District, Series 2011 A, RB	5.000	08/01/2020	08/01/2020		865,331

19 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
California (Continued)
$460,000 Oxnard School District (Election
of 2012), Series 2013 B, GO
Bonds	5.000% 08/01/2026		08/01/2023	A	$526,337
530,000 Oxnard School District (Election
of 2012), Series 2013 B, GO
Bonds	5.000	08/01/2027	08/01/2023	A	606,431
130,000 Palo Alto (City of), CA, Series
1999 A, Ref. RB	5.250	06/01/2021	06/01/2020	A	132,796
15,000 Palo Alto (City of), CA, Series
1999 A, Ref. RB	5.250	06/01/2024	06/01/2020	A	15,317
1,625,000 Palomar Health, Series 2016,
Ref. RB	5.000	11/01/2031	11/01/2026	A	1,892,117
185,000 Perris Elementary School District
(Election of 2014), Series 2014
A, GO Bonds	6.000	08/01/2027	08/01/2024	A	223,247
205,000 Perris Elementary School District
(Election of 2014), Series 2014
A, GO Bonds	6.000	08/01/2028	08/01/2024	A	246,662
2,000,000 Perris Union High School District,
Series 2019 A, GO Bonds	4.000	09/01/2040	09/01/2029	A	2,297,940
850,000 Poway Unified School District
Public Financing Authority, Series
2013 , RB	5.000	09/15/2025	09/15/2023	A	973,182
1,200,000 Poway Unified School District
Public Financing Authority, Series
2013 , RB	5.000	09/15/2029	09/15/2023	A	1,367,664
3,200,000 Rancho California Water District
Financing Authority, Series 2019
A, Ref. RB	4.000	08/01/2039	02/01/2030	A	3,750,208
1,800,000 Rancho Cucamonga (City of), CA
(Community Facilities District No.
2003-01 - Improvement Area
No. 1), Series 2013, Ref. RB	5.750	09/01/2028	12/29/2019	A	1,805,598
20,000 Rancho Mirage (City of), CA
(Reassessment District No. R22-
85), Series 2002, Ref. RB	5.750	09/02/2022	03/02/2020	A	20,094
20,000 Rancho Mirage (City of), CA
(Reassessment District No. R22-
85), Series 2002, Ref. RB	5.750	09/02/2026	03/02/2020	A	20,086
15,000 Rancho Mirage (City of), CA
(Reassessment District No. R25-
90), Series 1998, Ref. RB	5.500	09/02/2024	03/02/2020	A	15,047
10,000 Redlands (City of), CA
(Community Facilities District
No. 2003-1 - Redlands Business
Center), Series 2004, RB	5.850	09/01/2033	03/01/2020	A	10,037
690,000 Redwood City (City of), CA
(Community Facilities District No.
99-1), Series 2012, Ref. RB	5.000	09/01/2029	09/01/2022	A	740,204

20 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
California (Continued)
$6,530,000 Richmond (City of), CA Joint
Powers Financing Authority,
Series 2016, RB	5.500% 11/01/2029		12/03/2024	A	$7,873,743
315,000 Riverside (City of), CA (Riverwalk
Auto Center Assessment District),
Series 2012, Ref. RB	5.000	09/02/2023	03/02/2020	A	323,760
335,000 Riverside (City of), CA (Riverwalk
Auto Center Assessment District),
Series 2012, Ref. RB	5.000	09/02/2024	03/02/2020	A	344,246
200,000 Riverside (City of), CA (Riverwalk
Business Center Assessment
District), Series 2004, RB	6.250	09/02/2029	03/02/2020	A	202,638
1,640,000 Riverside (City of), CA Public
Financing Authority, Series 2012
A, Ref. RB	5.000	11/01/2027	11/01/2022	A	1,824,139
1,155,000 Riverside (City of), CA Public
Financing Authority, Series 2012
A, Ref. RB	5.000	11/01/2028	11/01/2022	A	1,284,325
450,000 Riverside (County of), CA
(Community Facilities District No.
04-2), Series 2012, Ref. RB	5.000	09/01/2028	09/01/2022	A	485,726
51,044 Riverside (County of), CA Public
Financing Authority, Series 1999,
COP[3]	5.750	05/15/2019	05/15/2020		1
305,000 Riverside (County of), CA
Redevelopment Successor
Agency (Jurupa Valley
Redevelopment), Series 2011
B, RB	5.750	10/01/2020	10/01/2020		316,624
365,000 Romoland School District, Series
2013 , RB	5.000	09/01/2025	09/01/2023	A	406,822
440,000 Romoland School District, Series
2013 , RB	5.000	09/01/2026	09/01/2023	A	489,905
405,000 Romoland School District, Series
2013 , RB	5.000	09/01/2027	09/01/2023	A	449,696
500,000 Romoland School District, Series
2013 , RB	5.000	09/01/2028	09/01/2023	A	553,840
190,000 Roseville (City of), CA Natural
Gas Financing Authority, Series
2007 , RB	5.000	02/15/2021	02/15/2021		197,940
80,000 Roseville (City of), CA Natural
Gas Financing Authority, Series
2007 , RB	5.000	02/15/2023	02/15/2023		88,449
265,000 Roseville (City of), CA Natural
Gas Financing Authority, Series
2007 , RB	5.000	02/15/2024	02/15/2024		300,738
100,000 Roseville (City of), CA Natural
Gas Financing Authority, Series
2007 , RB	5.000	02/15/2025	02/15/2025		116,203

21 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
California (Continued)
$1,265,000 Sacramento (City of), CA
(2019 Sacramento Tourism
Infrastructure District -
Convention Center Ballroom),
Series 2019, RB	4.000% 06/01/2034		06/01/2029	A	$1,468,045
1,760,000 Sacramento (City of), CA
(2019 Sacramento Tourism
Infrastructure District -
Convention Center Ballroom),
Series 2019, RB	4.000	06/01/2037	06/01/2029	A	2,015,429
325,000 Sacramento (City of), CA
Financing Authority, Series 1999
A, RB	6.250	09/01/2023	03/01/2020	A	329,001
1,840,000 Sacramento (City of), CA
Financing Authority, Series 2013
A, Ref. RB	5.000	09/01/2024	03/01/2023	A	2,040,431
850,000 Sacramento (City of), CA
Financing Authority, Series 2013
A, Ref. RB	5.000	09/01/2025	03/01/2023	A	941,885
785,000 Sacramento (City of), CA
Financing Authority, Series 2013
A, Ref. RB	5.000	09/01/2026	03/01/2023	A	871,154
455,000 Sacramento (City of), CA
Financing Authority, Series 2013
A, Ref. RB	5.000	09/01/2027	03/01/2023	A	503,025
1,235,000 Sacramento (City of), CA
Municipal Utility District, Series
2015, Ref. RB	5.000	07/01/2030	07/01/2025	A	1,476,220
795,000 Sacramento (County of), CA
(Juvenile Courthouse), Series
2003 , COP	5.000	12/01/2021	12/29/2019	A	797,282
555,000 Sacramento (County of), CA
(Juvenile Courthouse), Series
2003 , COP	5.000	12/01/2022	12/29/2019	A	556,593
430,000 Sacramento (County of), CA
(Juvenile Courthouse), Series
2003 , COP	5.000	12/01/2023	12/29/2019	A	431,230
335,000 Sacramento (County of), CA
Housing Authority, Series 2002
C, RB	5.250	06/01/2027	12/28/2019	A	335,322
5,000 Sacramento (County of), CA
Public Financing Authority, Series
2003 A, RB	5.000	12/01/2022	12/29/2019	A	5,014
15,000 Sacramento (County of), CA
Public Financing Authority, Series
2003 A, RB	5.125	12/01/2028	12/29/2019	A	15,041
3,440,000 Sacramento (County of), CA,
Series 1991 A, RB	7.250	10/01/2023	12/21/2021	B	3,780,904
2,975,000 Sacramento (County of), CA,
Series 2010, COP	5.750	02/01/2030	02/01/2020	A	2,995,319

22 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
California (Continued)
$2,200,000 Sacramento (County of), CA,
Series 2018 C, Ref. RB	5.000% 07/01/2037		07/01/2028	A	$2,666,664
3,800,000 Sacramento (County of), CA,
Series 2018 C, Ref. RB	5.000	07/01/2038	07/01/2028	A	4,592,566
55,000 Salinas (City of), CA
Redevelopment Agency, Series
1996 A, RB	5.500	11/01/2023	12/29/2019	A	55,190
30,000 San Bernardino (City of), CA
Joint Powers Financing Authority,
Series 1999, COP	5.500	09/01/2020	12/29/2019	A	30,101
250,000 San Bernardino (City of), CA
Joint Powers Financing Authority,
Series 1999, COP	5.500	09/01/2024	12/29/2019	A	250,808
180,000 San Bernardino (City of), CA
Joint Powers Financing Authority,
Series 2005 A, Ref. RB	5.750	10/01/2023	10/01/2023		205,740
20,000 San Bernardino (City of),
CA Redevelopment Agency
Successor Agency, Series 1995,
RB	7.875	07/01/2025	01/01/2020	A	20,135
5,000 San Bernardino (County of), CA
(Community Facilities District No.
2006-1), Series 1998 B, RB 3.974 4 05/01/2031			05/01/2031		2,732
50,000 San Bernardino Joint Powers
Financing Authority, Series 2005
B, Ref. RB	5.750	10/01/2022	10/01/2022		55,639
70,000 San Bernardino Joint Powers
Financing Authority, Series 2005
B, Ref. RB	5.750	10/01/2023	10/01/2023		80,037
1,000,000 San Buenaventura (City of), CA
(Community Memorial Health
System), Series 2011, RB	7.500	12/01/2041	12/01/2021	A	1,101,070
100,000 San Buenaventura (City of), CA,
Series 2007 E, COP	4.750	06/01/2032	12/29/2019	A	100,280
165,000 San Diego (City of), CA
(Assessment District No. 4096),
Series 2013, Ref. RB	5.000	09/02/2021	03/02/2020	A	165,922
165,000 San Diego (City of), CA
(Assessment District No. 4096),
Series 2013, Ref. RB	5.000	09/02/2022	03/02/2020	A	165,823
175,000 San Diego (City of), CA
(Assessment District No. 4096),
Series 2013, Ref. RB	5.000	09/02/2023	03/02/2020	A	175,830
185,000 San Diego (City of), CA
(Assessment District No. 4096),
Series 2013, Ref. RB	5.000	09/02/2024	03/02/2020	A	185,836
190,000 San Diego (City of), CA
(Assessment District No. 4096),
Series 2013, Ref. RB	5.000	09/02/2025	03/02/2020	A	190,792

23 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
California (Continued)
$205,000 San Diego (City of), CA
(Assessment District No. 4096),
Series 2013, Ref. RB	5.125% 09/02/2026		03/02/2020	A	$205,904
215,000 San Diego (City of), CA
(Assessment District No. 4096),
Series 2013, Ref. RB	5.125	09/02/2027	03/02/2020	A	215,925
225,000 San Diego (City of), CA
(Assessment District No. 4096),
Series 2013, Ref. RB	5.250	09/02/2028	03/02/2020	A	225,968
240,000 San Diego (City of), CA
(Assessment District No. 4096),
Series 2013, Ref. RB	5.375	09/02/2029	03/02/2020	A	241,080
250,000 San Diego (City of), CA
(Assessment District No. 4096),
Series 2013, Ref. RB	5.375	09/02/2030	03/02/2020	A	251,070
260,000 San Diego (City of), CA
(Assessment District No. 4096),
Series 2013, Ref. RB	5.500	09/02/2031	03/02/2020	A	261,173
280,000 San Diego (City of), CA
(Assessment District No. 4096),
Series 2013, Ref. RB	5.500	09/02/2032	03/02/2020	A	281,252
545,000 San Diego (City of), CA
Community Facilities District No.
3, Series 2013, Ref. RB	5.000	09/01/2025	09/01/2023	A	595,478
610,000 San Diego (City of), CA
Community Facilities District No.
3, Series 2013, Ref. RB	5.000	09/01/2027	09/01/2023	A	662,118
640,000 San Diego (City of), CA
Community Facilities District No.
3, Series 2013, Ref. RB	5.000	09/01/2028	09/01/2023	A	693,107
720,000 San Diego (City of), CA
Community Facilities District No.
3, Series 2013, Ref. RB	5.000	09/01/2030	09/01/2023	A	777,240
1,250,000 San Diego (City of), CA Public
Facilities Financing Authority,
Series 2015 A, RB	5.000	10/15/2033	10/15/2025	A	1,497,613
1,000,000 San Diego (City of), CA Public
Facilities Financing Authority,
Series 2015 A, RB	5.000	10/15/2034	10/15/2025	A	1,195,610
95,000 San Diego (City of), CA
Redevelopment Agency
Successor Agency, Series 2003
B, RB	5.250	09/01/2026	12/29/2019	A	95,305
1,465,000 San Diego (County of), CA
Regional Airport Authority, Series
2010 A, RB	5.000	07/01/2040	07/01/2020	A	1,499,618
1,520,000 San Diego (County of), CA
Regional Airport Authority, Series
2013 B, RB	5.000	07/01/2026	07/01/2023	A	1,714,089

24 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
California (Continued)
$1,000,000 San Diego (County of), CA
Regional Airport Authority, Series
2017 B, Sub. RB	5.000% 07/01/2037		07/01/2027	A	$1,190,220
95,000 San Diego (County of), CA Water
Authority, Series 1998 A, COP	4.750	05/01/2028	12/29/2019	A	95,262
20,000 San Francisco (City & County of),
CA (Bayshore Hester Assessment
District No. 95-1), Series 1996,
RB	6.850	09/02/2026	03/02/2020	A	20,739
8,000,000 San Francisco (City & County
of), CA Airport Commission (San
Francisco International Airport),
Series 2018 D, RB	5.250	05/01/2048	05/01/2028	A	9,695,600
8,000,000 San Francisco (City & County
of), CA Airport Commission (San
Francisco International Airport),
Series 2019 A, RB	5.000	05/01/2037	05/01/2029	A	9,874,720
500,000 San Francisco (City & County
of), CA Redevelopment Agency
Successor Agency, Series 2013
A, Ref. RB	5.000	08/01/2023	08/01/2022	A	544,790
2,075,000 San Francisco Bay Area Rapid
Transit District, Series 2019 A, RB	4.000	07/01/2039	07/01/2027	A	2,359,483
920,000 San Gorgonio Memorial Health
Care District, Series 2013, GO
Bonds	5.000	08/01/2024	08/01/2020	A	941,878
925,000 San Jacinto (City of), CA
Community Facilities District No.
2002-1, Series 2016, Ref. RB	5.000	09/01/2026	03/09/2021	B	1,103,747
220,000 San Jose (City of), CA (Almaden
Senior Housing Apartments),
Series 2001 G, RB	5.350 [2] 07/15/2034		12/09/2019	A	220,176
25,000 San Jose (City of), CA (El Parador
Apartments), Series 2000 A, RB	6.100	01/01/2031	12/29/2019	A	25,011
60,000 San Jose (City of), CA
(Improvement District No. 99-
218SJ), Series 2001 24-Q, RB	5.750	09/02/2020	09/02/2020		60,845
1,915,000 San Jose (City of), CA (Orvieto
Family Apartments), Series 2010
B-1 , RB	4.750	08/01/2029	07/31/2020	A	1,950,964
1,000,000 San Jose (City of), CA, Series
2011 A-1, RB	6.250	03/01/2034	03/01/2021	A	1,060,340
500,000 San Jose (City of), CA, Series
2017 A, Ref. RB	5.000	03/01/2035	03/01/2027	A	598,075
1,000,000 San Jose (City of), CA, Series
2017 A, Ref. RB	5.000	03/01/2036	03/01/2027	A	1,193,370
1,250,000 San Jose (City of), CA, Series
2017 A, Ref. RB	5.000	03/01/2037	03/01/2027	A	1,488,038
15,000 San Luis Obispo (County of), CA,
Series 2007, COP	4.250	10/15/2026	12/29/2019	A	15,038

25 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
California (Continued)
$5,000 Santa Clara (County of), CA
Housing Authority, Series 2001
A, RB	5.700% 08/01/2021		12/29/2019	A	$5,017
30,000 Santa Clara (County of), CA
Housing Authority, Series 2001
A, RB	5.700	08/01/2021	12/29/2019	A	30,064
1,715,000 Santa Clara (County of), CA
Housing Authority, Series 2001
A, RB	5.850	08/01/2031	12/29/2019	A	1,720,437
1,430,000 Santa Clara (County of), CA
Housing Authority, Series 2010
A-1, RB	4.750	11/01/2027	11/01/2020	A	1,470,884
635,000 Santa Clarita (City of), CA
Community Facilities District No.
2002-1 (Valencia Town Center),
Series 2012, Ref. RB	5.000	11/15/2023	11/15/2022	A	694,271
325,000 Santa Clarita (City of), CA
Community Facilities District No.
2002-1 (Valencia Town Center),
Series 2012, Ref. RB	5.000	11/15/2024	11/15/2022	A	354,845
925,000 Santa Clarita (City of), CA
Community Facilities District No.
2002-1 (Valencia Town Center),
Series 2012, Ref. RB	5.000	11/15/2025	11/15/2022	A	1,006,594
785,000 Santa Clarita (City of), CA
Community Facilities District No.
2002-1 (Valencia Town Center),
Series 2012, Ref. RB	5.000	11/15/2027	11/15/2022	A	851,662
1,170,000 Santa Clarita (City of), CA
Community Facilities District No.
2002-1 (Valencia Town Center),
Series 2012, Ref. RB	5.000	11/15/2028	11/15/2022	A	1,265,858
20,000 Santa Nella (County of), CA
Water District, Series 1998,
Ref. RB	6.250	09/02/2028	01/28/2025	B	19,796
10,000 Santa Rosa (City of), CA (Nielsen
Ranch Assessment District),
Series 1996, RB	6.700	09/02/2022	03/02/2020	A	10,072
710,000 Saugus Union School District,
Series 2013, Ref. RB	5.000	09/01/2025	09/01/2023	A	787,809
770,000 Saugus Union School District,
Series 2013, Ref. RB	5.000	09/01/2026	09/01/2023	A	853,206
830,000 Saugus Union School District,
Series 2013, Ref. RB	5.000	09/01/2027	09/01/2023	A	916,843
895,000 Saugus Union School District,
Series 2013, Ref. RB	5.000	09/01/2028	09/01/2023	A	985,252
10,000 School Facilities Financing
Authority (Grant Joint Union
High School District), Series 2008
A, RB	4.625	08/01/2034	12/29/2019	A	10,024

26 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
California (Continued)
$1,390,000 Selma (City of), CA
Redevelopment Agency, Series
2010 A, RB	5.750% 09/01/2024		12/29/2019	A	$1,391,376
10,000 Sequoia Healthcare District,
Series 1993, RB	5.375	08/15/2023	07/26/2021	A	10,870
25,000 Simi Valley (City of), CA
Community Development Agency
(Merged Tapo Canyon & West
End Community Development),
Series 2003, Ref. RB	5.000	09/01/2030	12/29/2019	A	25,071
25,000 Simi Valley (City of), CA
Community Development Agency
(Merged Tapo Canyon & West
End Community Development),
Series 2003, Ref. RB	5.250	09/01/2021	12/29/2019	A	25,080
1,020,000 Sonora Union High School
District, Series 2013 A, GO Bonds	5.625	08/01/2029	08/01/2023	A	1,173,418
1,925,000 South Gate Utility Authority,
Series 2012, RB	5.250	10/01/2027	10/01/2022	A	2,144,469
1,115,000 South Pasadena (City of), CA,
Series 2016, Ref. RB	5.000	10/01/2036	10/01/2026	A	1,352,997
20,000 Southern California Public Power
Authority, Series 1992, RB	5.750	07/01/2021	12/29/2019	A	20,072
1,250,000 Southern California Public Power
Authority, Series 2010 1, RB	5.000	07/01/2029	01/01/2020	A	1,253,825
1,170,000 Southern California Tobacco
Securitization Authority
(San Diego County Asset
Securitization Corp. ), Series
2019, Ref. RB	5.000	06/01/2037	12/01/2029	A	1,427,716
2,000,000 Southern California Tobacco
Securitization Authority
(San Diego County Asset
Securitization Corp. ), Series
2019, Ref. RB	5.000	06/01/2038	12/01/2029	A	2,432,160
1,810,000 Southern California Tobacco
Securitization Authority
(San Diego County Asset
Securitization Corp. ), Series
2019, Ref. RB	5.000	06/01/2039	12/01/2029	A	2,195,349
7,500,000 Southern California Tobacco
Securitization Authority
(San Diego County Asset
Securitization Corp. ), Series
2019, Ref. RB	5.000	06/01/2048	03/11/2027	A	8,626,200
260,000 Southern Mono Health Care
District, Series 2012, Ref. GO
Bonds	5.000	08/01/2021	08/01/2021		275,135

27 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
California (Continued)
$5,000 Stockton (City of), CA Public
Financing Authority, Series
1998 , RB	5.800% 09/02/2020		03/02/2020	A	$5,047
25,000 Stockton (City of), CA Public
Financing Authority, Series
2004 , RB	5.375	09/01/2021	12/29/2019	A	25,020
1,700,000 Stockton (City of), CA Public
Financing Authority, Series 2010
A, RB	6.250	10/01/2040	10/01/2023	A	2,031,500
20,000 Sulphur Springs Union School
District, Series 2013 A, Ref. RB	4.125	09/01/2033	03/01/2020	A	20,726
15,000 Sunnyvale (City of), CA, Series
1998 A, COP	5.000	10/01/2022	12/29/2019	A	15,046
300,000 Sutter & Butte (Counties of), CA
Flood Agency, Series 2013, RB	5.000	10/01/2025	10/01/2023	A	341,415
415,000 Sutter & Butte (Counties of), CA
Flood Agency, Series 2013, RB	5.000	10/01/2026	10/01/2023	A	471,959
700,000 Sutter & Butte (Counties of), CA
Flood Agency, Series 2013, RB	5.000	10/01/2027	10/01/2023	A	795,515
1,465,000 Sutter & Butte (Counties of), CA
Flood Agency, Series 2013, RB	5.000	10/01/2028	10/01/2023	A	1,662,541
1,490,000 Sutter & Butte (Counties of), CA
Flood Agency, Series 2013, RB	5.000	10/01/2029	10/01/2023	A	1,688,528
825,000 Tejon Ranch Public Facilities
Finance Authority (Community
Facilities District No. 2000-1 -
Tejon Industrial Complex Public
Improvements), Series 2012,
Ref. RB	5.250	09/01/2028	09/01/2022	A	895,769
35,000 Tracy (City of), CA Community
Facilities District No. 93-1 (I-205
Parcel GL-17), Series 1996 A, RB	6.300	09/01/2026	03/01/2020	A	35,298
25,000 Tracy (City of), CA Community
Facilities District No. 93-1 (I-205
Parcel GL-17), Series 2002, RB	6.250	09/01/2032	12/29/2019	A	25,054
30,000 Truckee (Town of), CA Donner
Public Utility District (Community
Facilities District No. 04-1), Series
2004 , RB	5.800	09/01/2035	05/26/2033	B	29,237
420,000 Tustin (City of), CA Community
Facilities District, Series 2013,
Ref. RB	5.000	09/01/2024	09/01/2023	A	471,786
445,000 Tustin (City of), CA Community
Facilities District, Series 2013,
Ref. RB	5.000	09/01/2025	09/01/2023	A	499,094
470,000 Tustin (City of), CA Community
Facilities District, Series 2013,
Ref. RB	5.000	09/01/2026	09/01/2023	A	525,667

28 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
	Principal Amount	Coupon	Maturity	Maturity*		Value
	California (Continued)
	$490,000 Tustin (City of), CA Community
	Facilities District, Series 2013,
	Ref. RB	5.000% 09/01/2027		09/01/2023	A	$546,424
	515,000 Tustin (City of), CA Community
	Facilities District, Series 2013,
	Ref. RB	5.000	09/01/2028	09/01/2023	A	572,582
	125,000 Twentynine Palms (City of),
	CA Redevelopment Agency
	Successor Agency, Series 2011
A	-4 , RB	7.125	09/01/2026	09/01/2021	A	138,159
	250,000 Ukiah (City of), CA
	Redevelopment Agency, Series
	2011 A, RB	6.500	12/01/2028	06/01/2021	A	268,970
	150,000 Vacaville (City of), CA
	Redevelopment Agency
	Successor Agency, Series 2000
	A, Ref. RB	6.000	11/01/2024	12/14/2019	A	151,535
	5,000 Vallejo (City of), CA Public
	Financing Authority, Series 1990
	A, RB	7.500	09/01/2020	03/01/2020	A	5,063
	30,000 Vallejo (City of), CA, Series 2003
	A, RB	6.000	09/01/2026	03/01/2020	A	30,102
	30,000 Vallejo (City of), CA, Series 2003
	A, RB	6.125	09/01/2034	03/01/2020	A	30,095
	1,230,000 Vernon (City of), CA, Series 2009
	A, RB	5.125	08/01/2021	12/29/2019	A	1,248,462
	850,000 Vernon (City of), CA, Series 2012
	A, RB	5.125	08/01/2033	08/01/2022	A	903,482
	25,000 Victorville (City of), CA
	Redevelopment Agency, Series
	2002 A, RB	5.125	12/01/2031	12/27/2019	A	25,075
	5,000 Vista Unified School District,
	Series 1998, COP	5.125	05/01/2023	05/01/2020	A	5,082
	1,500,000 Walnut Energy Center Authority,
	Series 2010 A, Ref. RB	5.000	01/01/2030	01/01/2020	A	1,504,770
	5,000 Wasco (City of), CA Public
	Financing Authority, Series
	1994 , RB	7.500	09/15/2023	12/29/2019	A	5,011
	875,000 West Hollywood (City of),
	CA Community Development
	Department (East Side
	Redevelopment), Series 2011
	A, RB	7.000	09/01/2026	09/01/2021	A	970,401
	1,000,000 West Hollywood (City of),
	CA Community Development
	Department (East Side
	Redevelopment), Series 2011
	A, RB	7.250	09/01/2031	09/01/2021	A	1,111,350

29 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
California (Continued)
$20,000 West Kern Community College
District (Election of 2004), Series
2007 C, GO Bonds	4.500% 11/01/2031		12/09/2019	A	$20,012
2,335,000 Western Riverside Water &
Wastewater Financing Authority,
Series 2013 A-1, Ref. RB	5.000	09/01/2025	09/01/2023	A	2,641,609
1,150,000 Western Riverside Water &
Wastewater Financing Authority,
Series 2013 B, Ref. RB	5.000	09/01/2025	12/29/2019	A	1,152,530
1,255,000 Western Riverside Water &
Wastewater Financing Authority,
Series 2013 B, Ref. RB	5.000	09/01/2027	12/29/2019	A	1,257,510
835,000 William S. Hart Union High
School District, Series 2013,
Ref. RB	5.000	09/01/2025	09/01/2023	A	930,140
155,000 Yuba (County of), CA, Series
2015 , COP	5.000	02/01/2024	08/01/2020	A	158,770
165,000 Yuba (County of), CA, Series
2015 , COP	5.000	02/01/2025	08/01/2020	A	169,041
170,000 Yuba (County of), CA, Series
2015 , COP	5.000	02/01/2026	08/01/2020	A	174,146
180,000 Yuba (County of), CA, Series
2015 , COP	5.000	02/01/2027	08/01/2020	A	184,394
190,000 Yuba (County of), CA, Series
2015 , COP	5.000	02/01/2028	08/01/2020	A	194,619
200,000 Yuba (County of), CA, Series
2015 , COP	5.000	02/01/2029	08/01/2020	A	204,892
					525,385,810

U. S. Possessions—8.2%
12,504,000 Children's Trust Fund, Series
2002 , RB	5.375	05/15/2033	12/29/2019	A	12,693,811
3,000,000 Children's Trust Fund, Series
2002 , RB	5.500	05/15/2039	12/29/2019	A	3,053,100
150,000 Guam (Territory of) Power
Authority, Series 2012 A, Ref. RB	5.000	10/01/2020	10/01/2020		154,426
150,000 Guam (Territory of) Power
Authority, Series 2012 A, Ref. RB	5.000	10/01/2021	10/01/2021		159,633
155,000 Guam (Territory of) Power
Authority, Series 2012 A, Ref. RB	5.000	10/01/2022	10/01/2022		170,139
265,000 Guam (Territory of) Power
Authority, Series 2012 A, Ref. RB	5.000	10/01/2025	10/01/2022	A	291,028
225,000 Guam (Territory of) Power
Authority, Series 2012 A, Ref. RB	5.000	10/01/2026	10/01/2022	A	246,814
155,000 Guam (Territory of) Power
Authority, Series 2012 A, Ref. RB	5.000	10/01/2027	10/01/2022	A	169,824
45,000 Puerto Rico (Commonwealth of)
Aqueduct & Sewer Authority,
Series 2008 A, RB	6.125 [1] 07/01/2024		08/14/2022	B	48,773

30 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
U. S. Possessions (Continued)
$175,000 Puerto Rico (Commonwealth of)
Electric Power Authority, Series
2004 PP, Ref. RB	5.000% 07/01/2022		12/29/2019	A	$177,965
470,000 Puerto Rico (Commonwealth of)
Electric Power Authority, Series
2004 PP, Ref. RB	5.000	07/01/2025	12/29/2019	A	481,341
3,690,000 Puerto Rico (Commonwealth of)
Electric Power Authority, Series
2005 RR, RB	5.000	07/01/2023	12/29/2019	A	3,761,402
520,000 Puerto Rico (Commonwealth of)
Electric Power Authority, Series
2005 RR, RB	5.000	07/01/2024	12/29/2019	A	531,305
100,000 Puerto Rico (Commonwealth of)
Electric Power Authority, Series
2005 SS, Ref. RB	5.000	07/01/2024	12/29/2019	A	102,174
25,000 Puerto Rico (Commonwealth of)
Electric Power Authority, Series
2005 SS, Ref. RB	5.000	07/01/2025	12/29/2019	A	25,603
455,000 Puerto Rico (Commonwealth of)
Electric Power Authority, Series
2007 UU, Ref. RB	5.000	07/01/2024	12/29/2019	A	466,621
70,000 Puerto Rico (Commonwealth
of) Highway & Transportation
Authority, Series 2003 G, RB	5.000	07/01/2022	07/01/2022		60,025
175,000 Puerto Rico (Commonwealth
of) Highway & Transportation
Authority, Series 2003, RB	5.000	07/01/2028	12/29/2019	A	179,434
600,000 Puerto Rico (Commonwealth
of) Highway & Transportation
Authority, Series 2004 J, RB	5.000	07/01/2029	12/29/2019	A	615,186
1,000,000 Puerto Rico (Commonwealth
of) Highway & Transportation
Authority, Series 2005 L, Ref. RB	5.250	07/01/2022	07/01/2022		857,500
15,000 Puerto Rico (Commonwealth of)
Housing Finance Authority, Series
2008 , RB	5.500	12/01/2019	12/01/2019		15,000
2,365,000 Puerto Rico (Commonwealth of)
Industrial Tourist Educational
Medical & Environmental Control
Facilities Financing Authority,
Series 2000, RB	6.625	06/01/2026	12/29/2019	A	2,427,081
100,000 Puerto Rico (Commonwealth of)
Industrial Tourist Educational
Medical & Environmental Control
Facilities Financing Authority,
Series 2012, Ref. RB	5.000	04/01/2021	04/01/2021		102,650

31 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
U. S. Possessions (Continued)
$50,000 Puerto Rico (Commonwealth of)
Industrial Tourist Educational
Medical & Environmental Control
Facilities Financing Authority,
Series 2012, Ref. RB	5.000% 10/01/2021		10/01/2021		$51,605
100,000 Puerto Rico (Commonwealth of)
Industrial Tourist Educational
Medical & Environmental Control
Facilities Financing Authority,
Series 2012, Ref. RB	5.000	04/01/2022	04/01/2022		102,999
40,000 Puerto Rico (Commonwealth of)
Municipal Finance Agency, Series
2002 A, RB	4.750	08/01/2022	12/29/2019	A	40,872
830,000 Puerto Rico (Commonwealth of)
Municipal Finance Agency, Series
2002 A, RB	5.250	08/01/2020	12/29/2019	A	842,018
1,270,000 Puerto Rico (Commonwealth of),
Series 2001 A, Ref. GO Bonds	5.500	07/01/2020	07/01/2020		1,289,850
126,075 Puerto Rico (Commonwealth of),
Series 2002 A, Ref. GO Bonds5	5.500	07/01/2017	07/01/2017		113,467
370,000 Puerto Rico (Commonwealth of),
Series 2003 C-7, Ref. GO Bonds	6.000	07/01/2027	12/29/2019	A	381,178
130,000 Puerto Rico (Commonwealth of),
Series 2006, Ref. GO Bonds[3]	5.000	07/01/2018	07/01/2018		97,825
200,000 Puerto Rico (Commonwealth of),
Series 2006, Ref. GO Bonds[3]	5.000	07/01/2022	07/01/2022		153,000
1,000,000 Puerto Rico (Commonwealth of),
Series 2008 A, Ref. GO Bonds[3]	5.000	07/01/2020	07/01/2020		750,000
560,000 Puerto Rico (Commonwealth of),
Series 2009 A, Ref. GO Bonds[3]	5.625	07/01/2031	02/04/2031	B	429,100
2,000,000 Puerto Rico (Commonwealth of),
Series 2011 E, GO Bonds[3]	6.000	07/01/2029	07/01/2029		1,475,000
100,000 Puerto Rico (Commonwealth of),
Series 2011 E, Ref. GO Bonds[3]	5.375	07/01/2030	07/01/2030		71,875
1,750,000 Puerto Rico Public Finance Corp. ,
Series 2011 B, RB3	5.500	08/01/2031	07/17/2029	B	66,500
600,000 Puerto Rico Public Finance Corp. ,
Series 2011 B, RB3	6.000	08/01/2024	08/01/2024		22,800
1,400,000 Puerto Rico Public Finance Corp. ,
Series 2011 B, RB3	6.000	08/01/2025	08/01/2025		53,200
3,300,000 Puerto Rico Public Finance Corp. ,
Series 2011 B, RB3	6.000	08/01/2026	08/01/2026		125,400
151,000 Puerto Rico Sales Tax Financing
Corp. , Series 2018 A-1, RB	3.973 [4] 07/01/2024		07/09/2023	B	132,404
290,000 Puerto Rico Sales Tax Financing
Corp. , Series 2018 A-1, RB	4.259 [4] 07/01/2027		08/15/2026	B	231,037
754,000 Puerto Rico Sales Tax Financing
Corp. , Series 2018 A-1, RB	4.381 [4] 07/01/2029		01/12/2029	B	558,541
4,057,000 Puerto Rico Sales Tax Financing
Corp. , Series 2018 A-1, RB	4.500	07/01/2034	07/01/2025	A	4,336,568

32 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
U. S. Possessions (Continued)
$4,000 Puerto Rico Sales Tax Financing
Corp. , Series 2018 A-1, RB	4.550% 07/01/2040		07/01/2028	A	$4,141
8,544,000 Puerto Rico Sales Tax Financing
Corp. , Series 2018 A-1, RB	4.552 [4] 07/01/2031		01/10/2031	B	5,849,479
4,000 Puerto Rico Sales Tax Financing
Corp. , Series 2018 A-1, RB	4.750	07/01/2053	07/01/2028	A	4,139
1,125,000 Puerto Rico Sales Tax Financing
Corp. , Series 2018 A-1, RB	4.886 [4] 07/01/2033		12/21/2032	B	714,645
5,000 Puerto Rico Sales Tax Financing
Corp. , Series 2018 A-1, RB	5.000	07/01/2058	07/01/2028	A	5,254
5,000 Puerto Rico Sales Tax Financing
Corp. , Series 2018 A-1, RB	5.894 [4] 07/01/2046		12/21/2042	A	1,322
5,000 Puerto Rico Sales Tax Financing
Corp. , Series 2018 A-1, RB	5.951 [4] 07/01/2051		07/01/2028	A	980
1,547,000 Puerto Rico Sales Tax Financing
Corp. , Series 2019 A-2, RB	4.329	07/01/2040	07/01/2028	A	1,572,123
46,000 Puerto Rico Sales Tax Financing
Corp. , Series 2019 A-2, RB	4.536	07/01/2053	07/01/2028	A	46,737
620,000 Puerto Rico Sales Tax Financing
Corp. , Series 2019 A-2, RB	4.784	07/01/2058	07/01/2028	A	639,505
315,000 University of Puerto Rico, Series
2006 P, Ref. RB	5.000	06/01/2024	06/01/2024		314,213
100,000 University of Puerto Rico, Series
2006 P, Ref. RB	5.000	06/01/2024	12/29/2019	A	102,174
540,000 University of Puerto Rico, Series
2006 Q, RB	5.000	06/01/2021	12/29/2019	A	540,675
25,000 Virgin Islands (Government of)
Public Finance Authority, Series
2006 , RB	5.000	10/01/2022	12/29/2019	A	25,406
300,000 Virgin Islands (Government of)
Public Finance Authority, Series
2006 , RB	5.000	10/01/2023	12/29/2019	A	304,866
90,000 Virgin Islands (Government of)
Public Finance Authority, Series
2006 , RB	5.000	10/01/2024	12/29/2019	A	91,460
170,000 Virgin Islands (Government of)
Public Finance Authority, Series
2006 , RB	5.000	10/01/2025	12/29/2019	A	172,754
125,000 Virgin Islands (Government of)
Public Finance Authority, Series
2006 , RB	5.000	10/01/2026	12/29/2019	A	127,020
					48,632,967
Total Investments, at Value (Cost $553,647,328) —97.5%					574,018,777
Net Other Assets (Liabilities) —2.5					14,508,252
Net Assets—100.0%					$588,527,029

Footnotes to Schedule of Investments
* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A. Optional call date; corresponds to the most conservative yield calculation.
B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

33 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Footnotes to Schedule of Investments (Continued)
C. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.
1. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
2. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
3. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.
4. Zero coupon bond reflects effective yield on the original acquisition date.
5. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security.  The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer.  The rate shown is the contractual interest rate.

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
CHF	City Hospital Foundation
COP	Certificates of Participation
FHA	Federal Housing Agency/Authority
GL	Grace Lifecare
GO	General Obligation
IDR	Industrial Development Revenue Bonds
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
NCCD	National Campus and Community Development
RB	Revenue Bonds
Ref.	Refunding

34 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

Note 1 - Additional Valuation Information

As of November 30, 2019, all of the securities in this Fund were valued based Level 2 inputs
(see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

35 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND